SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2022
SEGMENTED INFORMATION
Segmented Information
21.	SEGMENTED INFORMATION

The Company’s revenues for the three months ended March 31, 2022 of $11,050 (March 31, 2021 - $29) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine and processed material from the Avino Historic Above Ground stockpiles.

On the condensed consolidated interim statements of operations, the Company had revenue from the following product mixes:

	March 31, 2022	March 31, 2021

Silver	$3,896	$15
Gold	2,442	5
Copper	7,053	9
Penalties, treatment costs and refining charges	(2,344)	-

Total revenue from mining operations	$11,050	$29

For the three months ended March 31, 2022, the Company had four customers (March 31, 2021 – one customer) that accounted for total revenues as follows:

	March 31, 2022	March 31, 2021

Customer #1	$8,985	$-
Customer #2	1,232	-
Customer #3	844	-
Customer #4	(11)	29

Total revenue from mining operations	$11,050	$29

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	March 31, 2022	December 31, 2021
Exploration and evaluation assets - Mexico	$44,684	$11,052
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$44,685	$11,053

	March 31, 2022	December 31, 2021
Plant, equipment, and mining properties - Mexico	$38,444	$35,390
Plant, equipment, and mining properties - Canada	283	285
Total plant, equipment, and mining properties	$38,727	$35,675